UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

We can get there
together.

Special feature page 6

American Funds College Target Date Series® Annual report for the year ended October 31, 2014

American Funds College Target Date Series seeks to help investors saving for higher education. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on preservation as the enrollment date approaches.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2015 (unaudited).

	Cumulative	Average annual
	total returns	total returns
		Lifetime	Gross	Net
Class 529-A shares	1 year	(since 9/14/12)	expense ratio	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2030 Fund®	7.56%	11.55%	0.89%	0.79%
American Funds College 2027 Fund®	6.68	9.87	0.89	0.79
American Funds College 2024 Fund®	5.65	7.97	0.89	0.79
American Funds College 2021 Fund®	3.80	5.79	0.83	0.73
American Funds College 2018 Fund®	2.27	3.55	0.85	0.75
American Funds College 2015 Fund®	–1.27	–0.49	0.90	0.80

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund®	–1.08	–1.04	0.94	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with the approval of the series’ board. In addition, the investment adviser has in the past reimbursed certain expenses for all funds. The gross annual fund operating expense ratios do not reflect the fee waiver. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver, without which they would be higher. Expense ratios include the weighted average expenses of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	Together we can help set your investments and beneficiary on the right path.

Contents
1	Letter to investors
3	Investment strategies
4	The value of a $10,000 investment
11	Investment portfolios
18	Financial statements
47	Board of trustees and other officers

Fellow investors:

A further climb in the value of U.S. stocks, some recovery in Europe with the tailwind of accommodative monetary policy, and some stabilization in bonds boosted returns for the funds in American Funds College Target Date Series during the 12 months ended October 31, 2014.

Four of the seven funds — College 2030, College 2027, College 2024 and College 2021 — beat their benchmarks. These longer dated funds show that in order to benefit from positive periods in the stock market, a long-term investor is best advised to have the equity exposure these funds provide.

The three funds that trailed their benchmarks, College 2018, College 2015 and American Funds College Enrollment Fund, had lower returns due to weaker results of their bond holdings. It’s important to remember that the nearer dated funds hold assets for investors whose beneficiaries are at or approaching enrollment, and these funds have met their primary objective, which is preservation of capital.

The stock market

There continue to be positive catalysts for U.S. equity markets, as evidenced by Standard & Poor’s 500 Composite Index touching several all-time highs. Despite rocky patches in January and April, and a near-correction in October, due to mixed economic news and geopolitical events, the stock market recovered its losses all three times and is in generally healthy shape. The balance sheets and fundamentals of many companies are sound, strength in corporate profits persists and mergers-and-acquisitions activity was robust.

The U.S. unemployment rate has decreased and economic activity has gradually improved. Stronger economic data buoyed investor optimism, and in September second-quarter GDP was revised upward to 4.6%, a big improvement from the first quarter’s 2.1% decline. Economic strength continued into the third quarter, with GDP growth estimated at 3.9%.

Geopolitical events made headlines, such as Russia’s invasion of Ukraine, turmoil in Iraq and Syria, and protests in Thailand and Hong Kong. Struggles in European economies led to further pledges by the European Central Bank to continue monetary stimulus to boost economic growth. China’s attempts to transition its economy and ease its anti-corruption campaign have moderated the economic slowdown there.

Emerging markets equities struggled amid concerns about the potential for tighter monetary policy in the U.S. and geopolitical instability. However, note that the series’ modest exposure to emerging markets decreases over time as the beneficiary gets closer to enrollment.

The bond market

Longer maturity bonds had a big rally during the period, led by long-dated Treasuries and investment-grade corporate bonds. Companies continue to take advantage of low borrowing costs and issue attractively priced bonds. One factor driving bond yields lower was rising geopolitical risks, which bolstered demand for high-quality, safe-haven assets — hence the move toward long-duration U.S. Treasuries. Short-duration Treasuries and mortgage-backed securities were comparatively weak.

American Funds College Target Date Series	1

Results at a glance

(for periods ended October 31, 2014, with all distributions reinvested for Class 529-A shares)

	Cumulative	Average annual
	total returns	total returns
		Lifetime
	1 year	(since 9/14/12)

American Funds College 2030 Fund	9.47%	13.92%
S&P Target Date To 2030 Index¹	7.35	9.89

American Funds College 2027 Fund	8.99	12.29
S&P Target Date To 2025 Index¹	6.93	8.91

American Funds College 2024 Fund	8.68	10.49
S&P Target Date To 2025 Index¹	6.93	8.91

American Funds College 2021 Fund	7.08	8.28
S&P Target Date To 2020 Index¹	6.46	7.87

American Funds College 2018 Fund	5.91	6.10
S&P Target Date To 2015 Index¹	5.94	6.76

American Funds College 2015 Fund	2.87	1.89
Barclays U.S. Aggregate Index²	4.14	1.88

American Funds College Enrollment Fund	1.52	0.44
Barclays Intermediate U.S. Aggregate Index³	2.90	1.51
Barclays U.S. Aggregate 1-5 Year Index[4]	1.50	0.98

[1]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities.
Each asset class is represented in the indexes via a different exchange traded fund.
[2]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.
[4]	Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.

With U.S. bonds yielding more than other developed-market debt, the dollar rose sharply. The Federal Reserve ended its purchases of long-term securities and has also reaffirmed its commitment to keeping interest rates at historically low levels. The European Central Bank launched a bond-buying program in a further bid to boost the euro-zone economy.

Corporate pension plans have also benefited the bond market by rebalancing into bonds, in accordance with their target allocations to equities and bonds. This means that as stock values go up, they rebalance portfolios by selling riskier assets and buying high-quality bonds.

Our outlook

Stocks have risen appreciably in the past three-plus years with only moderate volatility so a stock market correction would not be surprising. While it makes sense to remain invested to capture further growth, future returns may be more moderate. Equity valuations are more stretched than they were 12 to 18 months ago, and as valuations get more stretched, there need not be a major event to trigger a correction — sometimes minor catalysts can trigger outsized swings in valuations.

As the Fed winds down its stimulus program, there is a chance the bond market could sell off and bond yields could rise. Structural and institutional reforms in the euro zone may decrease the chance of another recession in Europe. China’s economic growth has slowed, but it is unclear what impact the reform process will have. Japan has slipped back into recession.

The series

We remind investors that the series’ glide path is more growth-oriented in the early years, becoming more preservation-oriented as beneficiaries approach college.

The distant-dated funds have participated very well in the rally. They experienced bumpiness at several points; however, that’s the kind of risk a long-term investor can tolerate. Despite lagging their index, the nearer dated funds have delivered steady returns. As beneficiaries approach college enrollment, it makes sense to reduce investment risk substantially. This means having less exposure to stocks, reducing the maturity of bond holdings, and lowering credit risk. The nearer dated funds’ capital preservation objective has not been severely tested since the series’ inception, but they should provide more stability if the stock and bond markets hit crosscurrents.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in our investment approach for your college-bound beneficiary.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 11, 2014

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Investment strategies for American Funds College Target Date Series

About the series

Launched in September 2012, the American Funds College Target Date Series was designed to provide an off-the-shelf, low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that corresponds to the projected enrollment year of the student. American Funds takes care of the asset allocation and the fund selection and adjusts these over time as the enrollment date approaches. The only thing investors need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The target allocations shown are as of September 14, 2012, the funds’ inception date, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com. On September 17, 2014, the series’ board of trustees approved the issuance of American Funds College 2033 Fund (“College 2033 Fund”) and the merger of College 2015 Fund into College Enrollment Fund. The commencement of College 2033 Fund and the merger of College 2015 Fund into College Enrollment Fund are anticipated to be completed by March 2015; however, the series reserves the right to delay either the commencement of College 2033 Fund and/or the closing of the merger.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2014, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

College 2030 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	4.82%	11.64%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2027 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	4.33%	10.04%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2018 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	1.43%	3.98%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2015 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	–1.53%	–0.15%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

College 2024 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	4.07%	8.28%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	2.51%	6.11%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2014)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	–0.98%	–0.76%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different exchange traded fund.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with the approval of the series’ board. In addition, the investment adviser has in the past reimbursed certain expenses for all funds. Fund results reflect the waiver and reimbursements, without which the results would have been lower.
[4]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[5]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.
[6]	Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

“Coming together is a beginning. Keeping together
  is progress. Working together is success.”

— Henry Ford

“During the financial crisis, investors lost more than they expected because they had not adjusted their investment weighting to stocks. Rebalancing their college investment assets had not been a priority, even as their beneficiary was approaching college.”

— Wesley Phoa

6	American Funds College Target Date Series

Together we can help set your investments and beneficiary on the right path.

Investors weren’t managing risk

Prior to the 2012 launch of American Funds College Target Date Series, some investment professionals at American Funds looked into how people typically invested for college. They noticed an interesting trend. Investors were not rebalancing or “gliding” their allocations to reduce risk as college approached for their beneficiaries. “During the financial crisis, investors lost more than they expected because they had not adjusted their investment weighting to stocks,” says Wesley Phoa, one of the six members of the Portfolio Oversight Committee (POC), which watches over the funds and monitors their activity. “Rebalancing their college investment assets had not been a priority, even as their beneficiary was approaching college.” College investments were often not placed in the right investment trajectory and were largely neglected.

For an investor, rebalancing entails matching the investment strategy with the beneficiary’s age, risk level, time horizon and investment objective. It means having the discipline to consistently adjust the investment mix as time passes. Adding to the difficulty investors may have in finding the proper allocation is the fact that IRS rules allow only a single exchange or reallocation of a portfolio per year in a 529 college plan. The Portfolio Oversight Committee set a goal of putting the beneficiary on the proper trajectory every step of the way, so the investor doesn’t have to worry about rebalancing. As the investments within the series mature along with your child, they are continuously adjusted for age, risk, time and objective.

That way, there’s growth in the early years, preservation in the enrollment years and an appropriate mix in between. It makes sense to take investment risks in the early years, but there should be as little as possible when the student is ready to enroll — just as an airplane can take on some turbulence while in flight but must have steadiness when landing.

Having the right allocation

A key component of the move from growth to preservation is having the proper allocation to equity and fixed-income funds. Finding the most effective way to do this requires specialists from every asset class.

The Portfolio Oversight Committee includes portfolio managers from fixed-income, equity and balanced funds to get a variety of backgrounds, a complementary skill set and adequate diversity of opinion. Combining more than 160 years of investment experience, the committee members blend their skills to determine the glide path for the series’ funds, the allocation approach and selection of the underlying funds in which the series invests.

“The POC works very closely on all of this,” says Andrew Suzman, another member of the committee. “The POC has the ultimate responsibility for setting what funds go in there, whether we make changes or not, and how we think about the glide path. And the group really works as an old-fashioned committee, but it’s important to note that everyone on the committee is a shareholder in the company, and really has a deep sense of fiduciary obligation to get this right.”

Investing for key milestones in the lives of your kids

When allocating to fund categories, the committee posed some fundamental

American Funds College Target Date Series	7

questions about how the investing glide path would look. How much of the target date series funds should be in purely growth funds? When and by how much should the growth funds be scaled back and replaced with more conservative equity, then bond funds, as the beneficiary gets older? This led to the construction of the American Funds College Target Date Series glide path.

Once the glide path was determined, this didn’t mean the investments were on autopilot. “The Portfolio Oversight Committee sets and maintains the long-term architecture of the glide path,” says committee member Brad Vogt. “While we make decisions from time to time to alter that long-term architecture, we rely on the underlying funds and the portfolio managers in those funds to create a dynamic investment portfolio with that day-to-day flex in the holdings of each fund in the series.”

Every day there are decisions made at the portfolio manager level. By contrast, the POC is not making investment moves on such a frequent basis. The committee’s role is to choose fund combinations that maintain the right balance — and an asset mix with an eye toward long-term goals — while keeping in mind the risk/reward tradeoff for investors and their beneficiaries.

“There have been changes,” says Andrew. “But changes are not particularly frequent, and they’re strategic in nature, not tactical” (i.e., related to long-term aims, not immediate moves).

Benefiting from a wide range of perspectives

If a specific question arises that requires more study, the committee might form a subgroup led by a subject matter expert. “When we have to make a decision, it’s informed by different people’s perspectives,” says Wesley. “We divide tasks up based on each other’s expertise. It’s a division of labor across the different areas we specialize in.”

In addition, Brad continues, “The POC relies heavily on a whole host of capable, quantitatively oriented individuals drawn from various parts of Capital who are doing analytical work on these funds. The six members can’t make judgments in a vacuum. There’s an entire team that’s analyzing data and interpreting the impact.”

“Sometimes it’s a member of the POC asking a question, and an analyst does the simulations and comes back to the POC with her findings. Other times it’s an analyst that is pointing out some fact to the POC and saying, ‘You may want to think about this, or you may want to think about that.’ It works both ways,” explains Andrew.

Ultimately, the Portfolio Oversight Committee’s main task is to oversee the funds and make sure they’re acting in accordance with the objectives of the series. “If a fund is acting in an unexpected way, the committee might flag it and further investigate to understand why,” says Wesley.

Long track records inform our portfolios

One area that sets the American Funds apart and gives them a competitive advantage is an 80-year investment management track record. A long history provides great insight and a lot of data to use. Our investment professionals can look back to see how a portfolio functioned in certain situations, which

(continued on page 10)

Equity portfolio manager

29 years of investment experience. 24 years with Capital Group

Equity portfolio manager

33 years of investment experience, all with Capital Group

Fixed-income portfolio manager

21 years of investment experience. 16 years with Capital Group

Years of experience as of the prospectus dated January 1, 2015.

8	American Funds College Target Date Series

Fixed-income portfolio manager

33 years of investment experience. 31 years with Capital Group

Equity portfolio manager

21 years of investment experience, all with Capital Group

Equity portfolio manager

27 years of investment experience, all with Capital Group

American Funds College Target Date Series	9

Equity investment specialist

“We were able to go back and look at different interest rate environments and different bear market periods. We can test how a certain portfolio would have done in the tough bond market of 1994, for example, and find out how those allocations held up.”

— Rich Lang

allows us to learn from the experience and plan for similar scenarios.

Making sure this happens is Rich Lang, an equity investment specialist with American Funds. He plays a central role coordinating the Portfolio Oversight Committee’s work and leveraging the broader quantitative resources within Capital Group. His work and the work of the analysts inform the POC and their construction of the fund allocations.

One of the benefits of American Funds College Target Date Series is that it has long track records in the underlying funds that make up each portfolio. Since 12 of the 17 underlying funds have at least a 25-year track record, Rich and other investment analysts were able to do a lot of “back-testing” to look at various metrics of measure and see how the funds might react to different market conditions.

“We were able to go back and look at different interest rate environments and different bear market periods,” says Rich. “We can test how a certain portfolio would have done in the tough bond market of 1994, for example, and find out how those allocations held up.”

“A lot of other fund of funds providers will base their fund allocations on hypothetical simulations, educated guesses and capital markets assumptions,” continues Rich. “They base it on intuition or abstract math instead of relying on the objectives of the fund.” The testing and analysis continues to this day whenever a question is posed that Rich and his team may have to analyze and answer.

The input and analysis creates healthy debates

All this can generate productive discussions. For example, the question of what the portfolio should consist of at college enrollment sparks debate. Since the enrollment date isn’t moveable, and the investor has a finite time to save, it’s a crucial issue. Should the investor have the potential for a greater return during the enrollment years, even if it means taking on some risk?

The committee decided that even though an investor may give up some opportunity for gains by not having exposure to stock funds, once the beneficiary is in college, the allocation should be very preservation-focused. “As people get closer to the moment they have to start paying for college, they are more sensitive to any losses — so we’re very conscious about taking less risk and maintaining a much more protected allocation,” says Wesley. “We view it as ‘OK, you’ve saved this money, your beneficiary’s going to college — it’s time to just make sure that that money stays where it is.’”

Some investors prefer to create their own college savings portfolios. For those who do, despite the best intentions, there is the potential that life “gets in the way.” By dedicating time and resources to American Funds College Target Date Series, the Portfolio Oversight Committee strives to give investors some peace of mind. Andrew continues, “Remember, investors can set their own allocation, and plenty of people do. The people who are deferring to us setting the allocation are the folks we really need to be very conservative with to protect their investment.” ■

10	American Funds College Target Date Series

American Funds College 2030 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 15.3%
EuroPacific Growth Fund, Class R-6	425,442	$20,792
The Growth Fund of America, Class R-6	721,923	33,764
		54,556

Growth-and-income funds 55.5%
Capital World Growth and Income Fund, Class R-6	1,161,223	54,810
Fundamental Investors, Class R-6	996,899	54,590
International Growth and Income Fund, Class R-6	1,087,028	37,187
The Investment Company of America, Class R-6	1,254,287	51,049
		197,636

Equity-income and Balanced funds 9.6%
American Funds Global Balanced Fund, Class R-6	1,084,206	34,174

Fixed income funds 19.6%
Capital World Bond Fund, Class R-6	835,523	17,086
U.S. Government Securities Fund, Class R-6	3,764,253	52,700
		69,786

Total investment securities 100.0% (cost: $329,277,000)		356,152
Other assets less liabilities 0.0%		(158)

Net assets 100.0%		$355,994

See Notes to Financial Statements

American Funds College Target Date Series	11

American Funds College 2027 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 10.8%
EuroPacific Growth Fund, Class R-6	202,777	$9,910
The Growth Fund of America, Class R-6	560,551	26,217
		36,127

Growth-and-income funds 45.6%
Capital World Growth and Income Fund, Class R-6	713,268	33,666
Fundamental Investors, Class R-6	585,215	32,046
International Growth and Income Fund, Class R-6	759,152	25,971
The Investment Company of America, Class R-6	1,057,798	43,052
Washington Mutual Investors Fund, Class R-6	432,382	18,420
		153,155

Equity-income and Balanced funds 9.5%
American Funds Global Balanced Fund, Class R-6	1,015,887	32,021

Fixed income funds 34.1%
The Bond Fund of America, Class R-6	3,863,009	49,369
Capital World Bond Fund, Class R-6	775,518	15,859
U.S. Government Securities Fund, Class R-6	3,526,327	49,369
		114,597

Total investment securities 100.0% (cost: $308,702,000)		335,900
Other assets less liabilities 0.0%		(147)

Net assets 100.0%		$335,753

See Notes to Financial Statements

12	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 6.4%
The Growth Fund of America, Class R-6	619,259	$28,963

Growth-and-income funds 38.6%
American Mutual Fund, Class R-6	832,231	31,508
Capital World Growth and Income Fund, Class R-6	598,736	28,260
International Growth and Income Fund, Class R-6	843,635	28,861
The Investment Company of America, Class R-6	1,103,382	44,908
Washington Mutual Investors Fund, Class R-6	949,291	40,440
		173,977

Equity-income and Balanced funds 12.7%
American Funds Global Balanced Fund, Class R-6	1,820,765	57,390

Fixed income funds 42.3%
American Funds Mortgage Fund, Class R-6	3,107,263	31,880
The Bond Fund of America, Class R-6	7,786,125	99,507
Capital World Bond Fund, Class R-6	671,878	13,740
U.S. Government Securities Fund, Class R-6	3,241,324	45,379
		190,506

Total investment securities 100.0% (cost: $418,638,000)		450,836
Other assets less liabilities 0.0%		(231)

Net assets 100.0%		$450,605

See Notes to Financial Statements

American Funds College Target Date Series	13

American Funds College 2021 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth-and-income funds 26.5%
American Mutual Fund, Class R-6	1,486,609	$56,283
International Growth and Income Fund, Class R-6	925,366	31,657
Washington Mutual Investors Fund, Class R-6	1,215,061	51,761
		139,701

Equity-income and Balanced funds 17.2%
American Funds Global Balanced Fund, Class R-6	1,582,149	49,869
The Income Fund of America, Class R-6	1,881,629	40,982
		90,851

Fixed income funds 56.3%
American Funds Mortgage Fund, Class R-6	8,475,513	86,959
The Bond Fund of America, Class R-6	9,115,708	116,499
Intermediate Bond Fund of America, Class R-6	4,471,238	60,585
U.S. Government Securities Fund, Class R-6	2,355,076	32,971
		297,014

Total investment securities 100.0% (cost: $497,183,000)		527,566
Other assets less liabilities 0.0%		(283)

Net assets 100.0%		$527,283

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
American Funds Mortgage Fund, Class R-6	2,765,728	5,709,785	—	8,475,513	$689	$86,959

See Notes to Financial Statements

14	American Funds College Target Date Series

American Funds College 2018 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth-and-income funds 13.3%
American Mutual Fund, Class R-6	1,897,398	$71,835

Equity-income and Balanced funds 13.0%
The Income Fund of America, Class R-6	3,225,417	70,250

Fixed income funds 73.7%
American Funds Mortgage Fund, Class R-6	12,171,173	124,876
The Bond Fund of America, Class R-6	7,296,723	93,252
Intermediate Bond Fund of America, Class R-6	13,194,126	178,781
		396,909

Total investment securities 100.0% (cost: $514,256,000)		538,994
Other assets less liabilities 0.0%		(333)

Net assets 100.0%		$538,661

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
American Funds Mortgage Fund, Class R-6	5,810,634	6,360,539	—	12,171,173	$1,196	$124,876

See Notes to Financial Statements

American Funds College Target Date Series	15

American Funds College 2015 Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 6.9%
The Income Fund of America, Class R-6	950,906	$20,711

Fixed income funds 93.1%
American Funds Mortgage Fund, Class R-6	7,007,172	71,893
The Bond Fund of America, Class R-6	3,392,250	43,353
Intermediate Bond Fund of America, Class R-6	6,682,867	90,553
Short-Term Bond Fund of America, Class R-6	7,552,865	75,604
		281,403

Total investment securities 100.0% (cost: $299,463,000)		302,114
Other assets less liabilities 0.0%		(150)

Net assets 100.0%		$301,964

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
American Funds Mortgage Fund, Class R-6	5,834,638	1,274,615	102,081	7,007,172	$932	$71,893

See Notes to Financial Statements

16	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Fixed income funds 100.0%
American Funds Mortgage Fund, Class R-6	2,408,503	$24,711
Intermediate Bond Fund of America, Class R-6	2,127,660	28,830
Short-Term Bond Fund of America, Class R-6	2,880,098	28,830
		82,371

Total investment securities 100.0% (cost: $82,649,000)		82,371
Other assets less liabilities 0.0%		(49)

Net assets 100.0%		$82,322

See Notes to Financial Statements

American Funds College Target Date Series	17

Financial statements

Statements of assets and liabilities

at October 31, 2014

		College 2030 Fund		College 2027 Fund
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$356,152		$335,900
	Affiliated issuers	—		—
	Receivables for:
	Sales of fund’s shares	1,102		464
	Dividends	44		135
	Total assets	357,298		336,499

	Liabilities:
	Payables for:
	Purchases of investments	1,137		583
	Repurchases of fund’s shares	20		2
	Services provided by related parties	122		137
	Trustees’ deferred compensation	—	*	—	*
	Other	25		24
	Total liabilities	1,304		746
	Net assets at October 31, 2014	$355,994		$335,753

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$321,863		$300,867
	Undistributed net investment income	2,514		2,629
	Undistributed net realized gain	4,742		5,059
	Net unrealized appreciation (depreciation)	26,875		27,198
	Net assets at October 31, 2014	$355,994		$335,753

	Investment securities, at cost:
	Unaffiliated issuers	$329,277		$308,702
	Affiliated issuers	—		—

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$274,124		$249,009
	Shares outstanding	21,178		19,860
	Net asset value per share	$12.94		$12.54
Class 529-B:	Net assets	$127		$1,251
	Shares outstanding	10		101
	Net asset value per share	$12.83		$12.42
Class 529-C:	Net assets	$56,336		$60,535
	Shares outstanding	4,404		4,881
	Net asset value per share	$12.79		$12.40
Class 529-E:	Net assets	$8,543		$8,912
	Shares outstanding	663		715
	Net asset value per share	$12.89		$12.48
Class 529-F-1:	Net assets	$16,864		$16,046
	Shares outstanding	1,299		1,276
	Net asset value per share	$12.98		$12.58

* Amount less than one thousand.

See Notes to Financial Statements

18	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

$450,836		$440,607		$414,118		$230,221		$82,371
—		86,959		124,876		71,893		—

711		1,009		1,211		1,192		117
262		410		503		295		69
451,809		528,985		540,708		303,601		82,557

959		1,056		1,368		1,359		153
15		360		347		77		28
197		247		293		179		48
—	*	—	*	—	*	—	*	—	*
33		39		39		22		6
1,204		1,702		2,047		1,637		235
$450,605		$527,283		$538,661		$301,964		$82,322

$408,018		$487,520		$507,806		$296,941		$82,283
4,062		5,316		4,832		2,066		284
6,327		4,064		1,285		306		33
32,198		30,383		24,738		2,651		(278)
$450,605		$527,283		$538,661		$301,964		$82,322

$418,638		$411,545		$391,322		$228,436		$82,649
—		85,638		122,934		71,027		—

$325,323		$369,585		$345,852		$174,951		$47,868
26,857		31,840		31,104		17,105		4,792
$12.11		$11.61		$11.12		$10.23		$9.99
$3,959		$3,394		$3,745		$2,318		$506
330		295		340		228		51
$12.00		$11.51		$11.02		$10.14		$9.91
$81,003		$105,583		$135,546		$83,191		$21,623
6,759		9,190		12,316		8,208		2,183
$11.98		$11.49		$11.01		$10.14		$9.91
$15,671		$17,520		$19,809		$12,858		$3,356
1,297		1,514		1,787		1,261		337
$12.07		$11.57		$11.09		$10.19		$9.96
$24,649		$31,201		$33,709		$28,646		$8,969
2,029		2,681		3,024		2,793		895
$12.15		$11.64		$11.15		$10.26		$10.02

American Funds College Target Date Series	19

Statements of operations
for the year ended October 31, 2014

	College 2030 Fund	College 2027 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$4,810	$4,977
Affiliated issuers	—	—
	4,810	4,977

Fees and expenses*:
Investment advisory services	249	253
Distribution services	704	810
Transfer agent services	305	310
529 plan services	228	232
Reports to shareholders	15	16
Registration statement and prospectus	36	38
Trustees’ compensation	1	1
Auditing and legal	8	8
Custodian	6	6
State and local taxes	1	1
Other	3	4
Total fees and expenses before reimbursements/waivers	1,556	1,679
Less reimbursements/waivers of fees and expenses:
Investment advisory services	249	253
Other	—	—
Total fees and expenses after reimbursements/waivers	1,307	1,426
Net investment income	3,503	3,551

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	—	—
Affiliated issuers	—	—
Capital gain distributions received	4,742	5,059
Net realized gain on investments	4,742	5,059
Net unrealized appreciation on investments	12,222	11,648
Net realized gain and unrealized appreciation on investments	16,964	16,707

Net increase in net assets resulting from operations	$20,467	$20,258

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

20	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund

$7,207	$8,265	$7,563	$3,340	$852
—	689	1,196	932	—
7,207	8,954	8,759	4,272	852

338	397	407	243	71
1,142	1,424	1,678	1,079	319
413	484	492	292	85
311	365	374	224	66
21	25	26	15	5
46	52	54	40	24
2	2	2	1	—	†
10	12	13	7	2
6	6	6	6	6
—	1	—	—	—
5	6	6	4	1
2,294	2,774	3,058	1,911	579

338	397	407	243	71
—	—	—	—	7
1,956	2,377	2,651	1,668	501
5,251	6,577	6,108	2,604	351

—	—	—	295	34
—	—	—	11	—
6,327	4,064	1,285	—	—
6,327	4,064	1,285	306	34
15,320	15,418	15,382	3,506	492
21,647	19,482	16,667	3,812	526
$26,898	$26,059	$22,775	$6,416	$877

American Funds College Target Date Series	21

Statements of changes in net assets

	College 2030 Fund		College 2027 Fund
	Year ended October 31		Year ended October 31
	2014	2013	2014	2013
Operations:
Net investment income	$3,503	$1,084	$3,551	$1,281
Net realized gain on investments	4,742	99	5,059	236
Net unrealized appreciation (depreciation) on investments	12,222	14,701	11,648	15,640
Net increase (decrease) in net assets resulting from operations	20,467	15,884	20,258	17,157

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	(1,531)	(172)	(1,561)	(263)
Class 529-B	(1)	— *	(4)	(2)
Class 529-C	(186)	(36)	(207)	(57)
Class 529-E	(45)	(5)	(52)	(6)
Class 529-F-1	(99)	(16)	(110)	(15)
Total dividends from net investment income	(1,862)	(229)	(1,934)	(343)

Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—
Class 529-B	—	—	—	—
Class 529-C	—	—	—	—
Class 529-E	—	—	—	—
Class 529-F-1	—	—	—	—
Long-term net realized gains:
Class 529-A	(55)	—	(108)	—
Class 529-B	—	—	(1)	—
Class 529-C	(12)	—	(27)	—
Class 529-E	(2)	—	(4)	—
Class 529-F-1	(3)	—	(7)	—
Total distributions from net realized gain	(72)	—	(147)	—
Total dividends and distributions paid to shareholders	(1,934)	(229)	(2,081)	(343)

Net capital share transactions	193,623	121,530	149,844	136,867

Total increase in net assets	212,156	137,185	168,021	153,681

Net assets:
Beginning of year	143,838	6,653	167,732	14,051
End of year	$355,994	$143,838	$335,753	$167,732

Undistributed net investment income	$2,514	$875	$2,629	$1,014

* Amount less than one thousand.

See Notes to Financial Statements

22	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$5,251	$2,088	$6,577	$2,790	$6,108	$3,091	$2,604	$1,621	$351	$241
6,327	342	4,064	268	1,285	199	306	331	34	110
15,320	17,000	15,418	15,082	15,382	9,430	3,506	(836)	492	(765)
26,898	19,430	26,059	18,140	22,775	12,720	6,416	1,116	877	(414)

(2,348)	(324)	(2,892)	(349)	(2,938)	(312)	(1,396)	(214)	(230)	(51)
(20)	(6)	(20)	(5)	(26)	(4)	(12)	(3)	—	(1)
(323)	(66)	(479)	(77)	(701)	(86)	(327)	(71)	—	(19)
(98)	(16)	(123)	(15)	(133)	(17)	(96)	(9)	(14)	(2)
(172)	(29)	(228)	(19)	(270)	(22)	(194)	(15)	(49)	(9)
(2,961)	(441)	(3,742)	(465)	(4,068)	(441)	(2,025)	(312)	(293)	(82)

—	—	—	—	—	—	(36)	—	(4)	—
—	—	—	—	—	—	(1)	—	—	—
—	—	—	—	—	—	(18)	—	(2)	—
—	—	—	—	—	—	(3)	—	—	—
—	—	—	—	—	—	(4)	—	(1)	—

(150)	—	(79)	—	(39)	—	(60)	—	(22)	—
(3)	—	(1)	—	(1)	—	(1)	—	—	—
(36)	—	(22)	—	(15)	—	(29)	—	(12)	—
(7)	—	(4)	—	(2)	—	(5)	—	(2)	—
(10)	—	(6)	—	(3)	—	(7)	—	(4)	—
(206)	—	(112)	—	(60)	—	(164)	—	(47)	—
(3,167)	(441)	(3,854)	(465)	(4,128)	(441)	(2,189)	(312)	(340)	(82)

196,851	190,448	227,532	231,185	228,474	247,050	102,496	166,750	14,832	55,809

220,582	209,437	249,737	248,860	247,121	259,329	106,723	167,554	15,369	55,313

230,023	20,586	277,546	28,686	291,540	32,211	195,241	27,687	66,953	11,640
$450,605	$230,023	$527,283	$277,546	$538,661	$291,540	$301,964	$195,241	$82,322	$66,953

$4,062	$1,767	$5,316	$2,486	$4,832	$2,777	$2,066	$1,487	$284	$225

American Funds College Target Date Series	23

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”), American Funds College 2015 Fund (“College 2015 Fund”), and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which will principally invest in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1). The funds’ share classes are further described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

*Class 529-B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

On September 17, 2014, the series’ board of trustees approved the issuance of American Funds College 2033 Fund (“College 2033 Fund”) and the merger of College 2015 Fund into College Enrollment Fund. The commencement of the College 2033 Fund and the merger of College 2015 Fund into College Enrollment Fund are anticipated to be completed by March 2015; however, the series reserves the right to delay either the commencement of College 2033 Fund and/or the closing of the merger.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment advisor to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

24	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 41.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2014, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Underlying fund risks — Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

American Funds College Target Date Series	25

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of

26	American Funds College Target Date Series

securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds College Target Date Series	27

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

As of October 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Undistributed ordinary income	$2,513	$2,629	$4,062	$5,316	$4,833	$2,096	$312
Undistributed long-term capital gain	4,742	5,060	6,327	4,064	1,285	275	5
Gross unrealized appreciation on investment securities	27,061	27,408	32,503	30,574	24,929	3,651	164
Gross unrealized depreciation on investment securities	(185)	(210)	(305)	(191)	(191)	(1,000)	(442)
Net unrealized appreciation (depreciation) on investment securities	26,876	27,198	32,198	30,383	24,738	2,651	(278)
Cost of investment securities	329,277	308,702	418,637	497,183	514,256	299,463	82,649
Reclassification to undistributed net investment income from undistributed net realized gain	3	1	10	—	16	1	1
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	5	3	5	5	1	1	—

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 41.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion, the adviser may elect to extend, modify, or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder

28	American Funds College Target Date Series

services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2014, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for the oversight and administration of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2014, were as follows (dollars in thousands):

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$276	$240		$175
Class 529-B	1	—	*	—	*
Class 529-C	396	45		36
Class 529-E	31	6		6
Class 529-F-1	—	14		11
Total class-specific expenses	$704	$305		$228

College 2027 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$310	$236	$172
Class 529-B	11	1	1
Class 529-C	456	53	42
Class 529-E	33	6	6
Class 529-F-1	—	14	11

Total class-specific expenses	$810	$310	$232

College 2024 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$448	$310	$226
Class 529-B	35	4	3
Class 529-C	599	69	55
Class 529-E	60	10	11
Class 529-F-1	—	20	16
Total class-specific expenses	$1,142	$413	$311

College 2021 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$533	$353	$258
Class 529-B	32	3	3
Class 529-C	792	92	73
Class 529-E	67	12	12
Class 529-F-1	—	24	19
Total class-specific expenses	$1,424	$484	$365

See page 30 for footnote.

American Funds College Target Date Series	29

College 2018 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$549	$332	$244
Class 529-B	34	4	3
Class 529-C	1,023	118	94
Class 529-E	72	13	13
Class 529-F-1	—	25	20
Total class-specific expenses	$1,678	$492	$374

College 2015 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$316	$179	$132
Class 529-B	23	3	2
Class 529-C	687	79	63
Class 529-E	53	10	10
Class 529-F-1	—	21	17
Total class-specific expenses	$1,079	$292	$224

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$97	$51		$38
Class 529-B	5	—	*	—	*
Class 529-C	202	24		19
Class 529-E	15	3		3
Class 529-F-1	—	7		6
Total class-specific expenses	$319	$85		$66

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2030 Fund	$1,221	$6	$1,227
College 2027 Fund	1,246	8	1,254
College 2024 Fund	1,668	10	1,678
College 2021 Fund	1,955	13	1,968
College 2018 Fund	1,999	14	2,013
College 2015 Fund	1,196	11	1,207
College Enrollment Fund	352	4	356

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2014, as follows (dollars in thousands):

	Purchases	Sales
College 2030 Fund	$200,039	$—
College 2027 Fund	156,444	—
College 2024 Fund	205,386	—
College 2021 Fund	234,469	—
College 2018 Fund	231,918	—
College 2015 Fund	108,209	5,263
College Enrollment Fund	24,213	9,366

30	American Funds College Target Date Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2030 Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$154,620	12,364	$1,587		130		$(6,210)	(494)	$149,997	12,000
Class 529-B	40	3	1		—	†	(48)	(4)	(7)	(1)
Class 529-C	32,734	2,641	197		16		(2,050)	(166)	30,881	2,491
Class 529-E	4,546	366	48		4		(194)	(16)	4,400	354
Class 529-F-1	8,568	687	103		8		(319)	(25)	8,352	670
Total net increase (decrease)	$200,508	16,061	$1,936		158		$(8,821)	(705)	$193,623	15,514

Year ended October 31, 2013

Class 529-A	$94,967	8,871	$172		17		$(2,522)	(230)	$92,617	8,658
Class 529-B	111	10	—	†	—	†	(27)	(2)	84	8
Class 529-C	19,365	1,814	36		4		(463)	(42)	18,938	1,776
Class 529-E	3,185	295	5		1		(19)	(2)	3,171	294
Class 529-F-1	6,750	628	16		1		(46)	(4)	6,720	625
Total net increase (decrease)	$124,378	11,618	$229		23		$(3,077)	(280)	$121,530	11,361

College 2027 Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$116,068	9,583	$1,668	141		$(6,590)	(540)	$111,146	9,184
Class 529-B	459	39	5	—	†	(110)	(9)	354	30
Class 529-C	29,600	2,465	234	20		(1,907)	(159)	27,927	2,326
Class 529-E	4,361	362	56	5		(287)	(23)	4,130	344
Class 529-F-1	7,202	591	117	10		(1,032)	(84)	6,287	517
Total net increase (decrease)	$157,690	13,040	$2,080	176		$(9,926)	(815)	$149,844	12,401

Year ended October 31, 2013

Class 529-A	$103,167	9,787	$263	27		$(2,650)	(248)	$100,780	9,566
Class 529-B	733	71	2	—	†	(101)	(9)	634	62
Class 529-C	25,182	2,397	57	6		(1,355)	(125)	23,884	2,278
Class 529-E	3,804	359	6	1		(101)	(9)	3,709	351
Class 529-F-1	8,051	761	15	2		(206)	(18)	7,860	745
Total net increase (decrease)	$140,937	13,375	$343	36		$(4,413)	(409)	$136,867	13,002

See page 34 for footnotes.

American Funds College Target Date Series	31

College 2024 Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$146,712	12,546	$2,498	219	$(9,245)	(789)	$139,965	11,976
Class 529-B	1,760	152	22	2	(894)	(77)	888	77
Class 529-C	40,027	3,451	358	32	(2,377)	(205)	38,008	3,278
Class 529-E	7,157	615	106	9	(693)	(59)	6,570	565
Class 529-F-1	12,486	1,063	182	16	(1,248)	(106)	11,420	973
Total net increase (decrease)	$208,142	17,827	$3,166	278	$(14,457)	(1,236)	$196,851	16,869

Year ended October 31, 2013

Class 529-A	$142,467	13,676	$324	33	$(4,370)	(413)	$138,421	13,296
Class 529-B	2,713	263	6	1	(442)	(42)	2,277	222
Class 529-C	34,243	3,297	66	7	(2,078)	(192)	32,231	3,112
Class 529-E	7,396	710	16	1	(394)	(36)	7,018	675
Class 529-F-1	11,235	1,083	29	3	(763)	(73)	10,501	1,013
Total net increase (decrease)	$198,054	19,029	$441	45	$(8,047)	(756)	$190,448	18,318

College 2021 Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$166,975	14,811	$2,970	270	$(14,322)	(1,274)	$155,623	13,807
Class 529-B	1,607	144	21	2	(1,180)	(105)	448	41
Class 529-C	52,633	4,704	501	46	(4,939)	(441)	48,195	4,309
Class 529-E	7,931	705	127	12	(652)	(58)	7,406	659
Class 529-F-1	17,858	1,575	233	22	(2,231)	(197)	15,860	1,400
Total net increase (decrease)	$247,004	21,939	$3,852	352	$(23,324)	(2,075)	$227,532	20,216

Year ended October 31, 2013

Class 529-A	$168,775	16,348	$349	35	$(5,110)	(486)	$164,014	15,897
Class 529-B	2,776	270	5	1	(671)	(65)	2,110	206
Class 529-C	48,392	4,697	77	7	(4,264)	(405)	44,205	4,299
Class 529-E	8,011	777	15	2	(109)	(11)	7,917	768
Class 529-F-1	13,072	1,259	19	2	(152)	(15)	12,939	1,246
Total net increase (decrease)	$241,026	23,351	$465	47	$(10,306)	(982)	$231,185	22,416

32	American Funds College Target Date Series

College 2018 Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$156,138	14,418	$2,977	281	$(17,274)	(1,597)	$141,841	13,102
Class 529-B	1,936	179	26	4	(1,322)	(123)	640	60
Class 529-C	66,825	6,218	716	68	(8,317)	(775)	59,224	5,511
Class 529-E	11,182	1,036	135	12	(1,180)	(109)	10,137	939
Class 529-F-1	18,011	1,650	273	26	(1,652)	(150)	16,632	1,526
Total net increase (decrease)	$254,092	23,501	$4,127	391	$(29,745)	(2,754)	$228,474	21,138

Year ended October 31, 2013

Class 529-A	$168,031	16,441	$312	31	$(7,537)	(728)	$160,806	15,744
Class 529-B	2,970	291	4	1	(654)	(64)	2,320	228
Class 529-C	67,162	6,589	86	9	(4,202)	(407)	63,046	6,191
Class 529-E	7,099	697	17	2	(253)	(24)	6,863	675
Class 529-F-1	14,200	1,385	22	2	(207)	(20)	14,015	1,367
Total net increase (decrease)	$259,462	25,403	$441	45	$(12,853)	(1,243)	$247,050	24,205

College 2015 Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$86,323	8,553	$1,491	151	$(31,007)	(3,074)	$56,807	5,630
Class 529-B	1,384	138	14	2	(1,539)	(155)	(141)	(15)
Class 529-C	40,593	4,048	374	38	(15,167)	(1,513)	25,800	2,573
Class 529-E	6,020	598	103	11	(1,651)	(164)	4,472	445
Class 529-F-1	17,784	1,752	205	21	(2,431)	(241)	15,558	1,532
Total net increase (decrease)	$152,104	15,089	$2,187	223	$(51,795)	(5,147)	$102,496	10,165

Year ended October 31, 2013

Class 529-A	$108,046	10,794	$214	21	$(11,598)	(1,164)	$96,662	9,651
Class 529-B	2,794	280	3	1	(746)	(75)	2,051	206
Class 529-C	56,000	5,613	71	7	(6,606)	(667)	49,465	4,953
Class 529-E	7,737	774	9	1	(619)	(63)	7,127	712
Class 529-F-1	11,837	1,183	15	1	(407)	(40)	11,445	1,144
Total net increase (decrease)	$186,414	18,644	$312	31	$(19,976)	(2,009)	$166,750	16,666

See page 34 for footnotes.

American Funds College Target Date Series	33

College Enrollment Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class 529-A	$25,660	2,589	$256		26		$(16,219)	(1,638)	$9,697	977
Class 529-B	467	48	—		—	†	(471)	(48)	(4)	—	†
Class 529-C	10,556	1,071	14		2		(9,141)	(929)	1,429	144
Class 529-E	1,744	176	16		2		(1,130)	(114)	630	64
Class 529-F-1	5,683	570	54		5		(2,657)	(268)	3,080	307
Total net increase (decrease)	$44,110	4,454	$340		35		$(29,618)	(2,997)	$14,832	1,492

Year ended October 31, 2013

Class 529-A	$40,872	4,110	$51		5		$(9,250)	(936)	$31,673	3,179
Class 529-B	709	71	—	†	—	†	(314)	(32)	395	39
Class 529-C	21,957	2,214	19		2		(5,332)	(543)	16,644	1,673
Class 529-E	2,666	268	2		—	†	(584)	(59)	2,084	209
Class 529-F-1	6,110	614	9		1		(1,106)	(112)	5,013	503
Total net increase (decrease)	$72,314	7,277	$81		8		$(16,586)	(1,682)	$55,809	5,603

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

34	American Funds College Target Date Series

Financial highlights

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$11.96	$.19	$.94	$1.13	$(.14)	$(.01)	$(.15)	$12.94	9.47%	$274		.49%	.39%	.79%	1.54%
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49	.39	.80	1.59
10/31/12[6,7]	10.00	— [8]	(.21)	(.21)	—	—	—	9.79	(2.10)	5		.19	.08	.49	(.02)
Class 529-B:
10/31/14	11.89	.10	.92	1.02	(.07)	(.01)	(.08)	12.83	8.53	—	[9]	1.33	1.23	1.63	.78
10/31/13	9.79	.09	2.07	2.16	(.06)	—	(.06)	11.89	22.26	—	[9]	1.34	1.24	1.65	.80
10/31/12[6,7]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	—	[9]	.28	.19	.60	(.13)
Class 529-C:
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34	1.24	1.64	.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35	1.25	1.66	.75
10/31/12[6,7]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	1		.26	.17	.58	(.13)
Class 529-E:
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81	.71	1.11	1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82	.72	1.13	1.25
10/31/12[6,7]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	—	[9]	.21	.10	.51	(.07)
Class 529-F-1:
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34	.24	.64	1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35	.25	.66	1.80
10/31/12[6,7]	10.00	— [8]	(.21)	(.21)	—	—	—	9.79	(2.10)	—	[9]	.17	.06	.47	.01

See page 41 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2027 Fund

	Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$11.64	$.19		$.85	$1.04	$(.13)	$(.01)	$(.14)	$12.54	8.99%	$249		.51%	.41%	.79%	1.56%
10/31/13	9.82	.16		1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52	.42	.82	1.51
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	—	—	9.82	(1.80)	11		.14	.08	.49	.01
Class 529-B:
10/31/14	11.55	.09		.85	.94	(.06)	(.01)	(.07)	12.42	8.12	1		1.33	1.23	1.61	.76
10/31/13	9.82	.08		1.72	1.80	(.07)	—	(.07)	11.55	18.59	1		1.35	1.24	1.64	.73
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	—	—	9.82	(1.80)	—	[9]	.23	.17	.58	(.04)
Class 529-C:
10/31/14	11.55	.09		.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34	1.24	1.62	.73
10/31/13	9.82	.07		1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35	1.25	1.65	.69
10/31/12[6,7]	10.00	(.01)		(.17)	(.18)	—	—	—	9.82	(1.80)	3		.23	.17	.58	(.09)
Class 529-E:
10/31/14	11.61	.15		.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81	.71	1.09	1.25
10/31/13	9.82	.13		1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82	.72	1.12	1.15
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	—	—	9.82	(1.80)	—	[9]	.19	.10	.51	(.02)
Class 529-F-1:
10/31/14	11.66	.21		.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34	.24	.62	1.73
10/31/13	9.83	.18		1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35	.25	.65	1.66
10/31/12[6,7]	10.00	—	[8]	(.17)	(.17)	—	—	—	9.83	(1.70)	—	[9]	.11	.05	.46	.01

36	American Funds College Target Date Series

College 2024 Fund

	Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$11.29	$.20		$.77	$.97	$(.14)	$(.01)	$(.15)	$12.11	8.68%	$325		.53%	.43%	.79%	1.71%
10/31/13	9.88	.18		1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53	.43	.81	1.72
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)	16		.13	.08	.46	.07
Class 529-B:
10/31/14	11.20	.11		.77	.88	(.07)	(.01)	(.08)	12.00	7.91	4		1.33	1.23	1.59	.91
10/31/13	9.87	.10		1.30	1.40	(.07)	—	(.07)	11.20	14.34	3		1.34	1.24	1.62	.92
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	—	—	9.87	(1.30)	—	[9]	.23	.18	.56	(.04)
Class 529-C:
10/31/14	11.20	.10		.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33	1.23	1.59	.89
10/31/13	9.87	.09		1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35	1.24	1.62	.89
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	—	—	9.87	(1.30)	4		.22	.17	.55	(.02)
Class 529-E:
10/31/14	11.26	.17		.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81	.71	1.07	1.43
10/31/13	9.87	.15		1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82	.72	1.10	1.42
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	—	—	9.87	(1.30)	1		.15	.10	.48	.03
Class 529-F-1:
10/31/14	11.31	.22		.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34	.24	.60	1.89
10/31/13	9.88	.20		1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35	.25	.63	1.91
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)	—	[9]	.11	.05	.43	.06

See page 41 for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2021 Fund

	Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$10.99	$.21		$.56	$.77	$(.15)	$—	[8]	$(.15)	$11.61	7.08%	$370		.53%	.43%	.73%	1.82%
10/31/13	9.93	.19		.93	1.12	(.06)	—		(.06)	10.99	11.40	198		.56	.45	.81	1.83
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)	21		.12	.08	.46	.12
Class 529-B:
10/31/14	10.91	.12		.55	.67	(.07)	—	[8]	(.07)	11.51	6.26	3		1.33	1.23	1.53	1.05
10/31/13	9.92	.11		.93	1.04	(.05)	—		(.05)	10.91	10.53	3		1.34	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.08)	(.08)	—	—		—	9.92	(.80)	—	[9]	.22	.18	.56	.02
Class 529-C:
10/31/14	10.90	.11		.57	.68	(.09)	—	[8]	(.09)	11.49	6.29	106		1.33	1.23	1.53	1.02
10/31/13	9.93	.11		.91	1.02	(.05)	—		(.05)	10.90	10.37	53		1.35	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.07)	(.07)	—	—		—	9.93	(.70)	6		.21	.17	.55	.03
Class 529-E:
10/31/14	10.96	.18		.56	.74	(.13)	—	[8]	(.13)	11.57	6.83	18		.81	.71	1.01	1.55
10/31/13	9.93	.16		.93	1.09	(.06)	—		(.06)	10.96	11.06	9		.82	.71	1.07	1.56
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)	1		.15	.10	.48	.10
Class 529-F-1:
10/31/14	11.01	.23		.56	.79	(.16)	—	[8]	(.16)	11.64	7.32	31		.33	.23	.53	2.00
10/31/13	9.94	.22		.92	1.14	(.07)	—		(.07)	11.01	11.53	14		.35	.24	.60	2.05
10/31/12[6,7]	10.00	.01		(.07)	(.06)	—	—		—	9.94	(.60)	—	[9]	.10	.05	.43	.11

38	American Funds College Target Date Series

College 2018 Fund

	Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$10.65	$.18		$.44	$.62	$(.15)	$—	[8]	$(.15)	$11.12	5.91%	$346	.55%	.45%	.75%	1.70%
10/31/13	9.98	.20		.53	.73	(.06)	—		(.06)	10.65	7.33	192	.57	.47	.76	1.91
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	23	.13	.08	.38	.10
Class 529-B:
10/31/14	10.57	.10		.44	.54	(.09)	—	[8]	(.09)	11.02	5.14	4	1.33	1.23	1.53	.95
10/31/13	9.97	.12		.52	.64	(.04)	—		(.04)	10.57	6.46	3	1.34	1.24	1.53	1.13
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	—		—	9.97	(.30)	1	.22	.18	.48	.02
Class 529-C:
10/31/14	10.57	.10		.43	.53	(.09)	—	[8]	(.09)	11.01	5.11	136	1.33	1.23	1.53	.92
10/31/13	9.97	.12		.53	.65	(.05)	—		(.05)	10.57	6.53	72	1.35	1.24	1.53	1.14
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	—		—	9.97	(.30)	6	.22	.17	.47	—	[10]
Class 529-E:
10/31/14	10.62	.16		.44	.60	(.13)	—	[8]	(.13)	11.09	5.75	20	.81	.71	1.01	1.44
10/31/13	9.98	.17		.52	.69	(.05)	—		(.05)	10.62	6.98	9	.82	.72	1.01	1.62
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	2	.14	.10	.40	.05
Class 529-F-1:
10/31/14	10.67	.21		.44	.65	(.17)	—	[8]	(.17)	11.15	6.16	34	.33	.23	.53	1.92
10/31/13	9.98	.22		.53	.75	(.06)	—		(.06)	10.67	7.56	16	.35	.24	.53	2.15
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	1	.10	.05	.35	.10

See page 41 for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2015 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$10.07	$.13		$.16	$.29	$(.12)	$(.01)	$(.13)	$10.23	2.87%	$175		.57%	.47%	.80%	1.29%
10/31/13	10.02	.14		(.04)	.10	(.05)	—	(.05)	10.07	.96	116		.58	.48	.76	1.43
10/31/12[6,7]	10.00	.01		.01	.02	—	—	—	10.02	.20	18		.13	.08	.38	.12
Class 529-B:
10/31/14	10.00	.06		.14	.20	(.05)	(.01)	(.06)	10.14	2.01	2		1.33	1.23	1.56	.57
10/31/13	10.01	.06		(.04)	.02	(.03)	—	(.03)	10.00	.24	2		1.35	1.24	1.52	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	—	—	10.01	.10	—	[9]	.22	.18	.48	.03
Class 529-C:
10/31/14	10.00	.05		.16	.21	(.06)	(.01)	(.07)	10.14	2.05	83		1.34	1.24	1.57	.53
10/31/13	10.01	.06		(.03)	.03	(.04)	—	(.04)	10.00	.26	56		1.35	1.25	1.53	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	—	—	10.01	.10	7		.21	.17	.47	.03
Class 529-E:
10/31/14	10.05	.11		.14	.25	(.10)	(.01)	(.11)	10.19	2.54	13		.81	.71	1.04	1.05
10/31/13	10.02	.12		(.05)	.07	(.04)	—	(.04)	10.05	.82	8		.82	.72	1.00	1.19
10/31/12[6,7]	10.00	.01		.01	.02	—	—	—	10.02	.20	1		.14	.10	.40	.10
Class 529-F-1:
10/31/14	10.09	.15		.17	.32	(.14)	(.01)	(.15)	10.26	3.18	29		.34	.24	.57	1.50
10/31/13	10.02	.17		(.05)	.12	(.05)	—	(.05)	10.09	1.19	13		.35	.25	.53	1.66
10/31/12[6,7]	10.00	.01		.01	.02	—	—	—	10.02	.20	1		.11	.05	.35	.15

40	American Funds College Target Date Series

College Enrollment Fund

		Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/14	$9.91	$.07		$.08		$.15	$(.06)	$(.01)	$(.07)	$9.99	1.52%	$48		.61%	.50%	.83%	.70%
10/31/13	10.01	.07		(.14)		(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62	.51	.82	.70
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	—	—	10.01	.10	6		.15	.08	.41	.09
Class 529-B:
10/31/14	9.85	—	[8]	.07		.07	— [8]	(.01)	(.01)	9.91	.69	1		1.35	1.24	1.57	(.03)
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.32)	1		1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	—	—	10.00	— [10]	—	[9]	.26	.18	.51	(.02)
Class 529-C:
10/31/14	9.85	—	[8]	.07		.07	— [8]	(.01)	(.01)	9.91	.68	22		1.36	1.25	1.58	(.05)
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	—	—	10.00	— [10]	4		.23	.17	.50	— [10]
Class 529-E:
10/31/14	9.90	.05		.07		.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84	.73	1.06	.48
10/31/13	10.01	.05		(.13)		(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84	.73	1.04	.48
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	—	—	10.01	.10	1		.16	.10	.43	.07
Class 529-F-1:
10/31/14	9.94	.09		.08		.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36	.25	.58	.94
10/31/13	10.01	.09		(.12)		(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37	.27	.58	.95
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	—	—	10.01	.10	1		.12	.05	.38	.12

	Period ended October 31
Portfolio turnover rate for all share classes	2014		2013		2012[6,7]
College 2030 Fund	—%[11]		—%[11]		—%[11]
College 2027 Fund	—	[11]	—	[11]	—	[11]
College 2024 Fund	—	[11]	—	[11]	—	[11]
College 2021 Fund	—	[11]	—	[11]	—	[11]
College 2018 Fund	—	[11]	—	[11]	—	[11]
College 2015 Fund	2		1		—	[11]
College Enrollment Fund	13		8		—	[11]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 43 to 46 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $.01.
[9]	Amount less than $1 million.
[10]	Amount less than .01%.
[11]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds College Target Date Series	41

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds College Target Date Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund, American Funds College 2015 Fund and American Funds College Enrollment Fund (the “Series”) as of October 31, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from September 14, 2012 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2014, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds College Target Date Series as of October 31, 2014, the results of their operations, changes in their net assets and the financial highlights for the period from September 14, 2012 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2014

42	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2014, through October 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	43

College 2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,033.54	$2.46	.48%	$4.51	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.79	2.45	.48	4.48	.88
Class 529-B – actual return	1,000.00	1,029.70	6.70	1.31	8.75	1.71
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.69	1.71
Class 529-C – actual return	1,000.00	1,029.79	6.75	1.32	8.80	1.72
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.74	1.72
Class 529-E – actual return	1,000.00	1,032.85	4.05	.79	6.10	1.19
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class 529-F-1 – actual return	1,000.00	1,035.09	1.64	.32	3.69	.72
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72

College 2027 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,033.80	$2.56	.50%	$4.51	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.55	.50	4.48	.88
Class 529-B – actual return	1,000.00	1,029.85	6.70	1.31	8.65	1.69
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.59	1.69
Class 529-C – actual return	1,000.00	1,029.05	6.75	1.32	8.69	1.70
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.64	1.70
Class 529-E – actual return	1,000.00	1,032.26	4.05	.79	5.99	1.17
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.96	1.17
Class 529-F-1 – actual return	1,000.00	1,034.54	1.64	.32	3.59	.70
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.57	.70

College 2024 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,034.16	$2.67	.52%	$4.51	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.58	2.65	.52	4.48	.88
Class 529-B – actual return	1,000.00	1,030.04	6.70	1.31	8.55	1.67
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.49	1.67
Class 529-C – actual return	1,000.00	1,029.21	6.75	1.32	8.59	1.68
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.54	1.68
Class 529-E – actual return	1,000.00	1,032.50	4.05	.79	5.89	1.15
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.85	1.15
Class 529-F-1 – actual return	1,000.00	1,034.92	1.64	.32	3.49	.68
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.47	.68

44	American Funds College Target Date Series

College 2021 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,026.52	$2.71	.53%	$4.24	.83%
Class 529-A – assumed 5% return	1,000.00	1,022.53	2.70	.53	4.23	.83
Class 529-B – actual return	1,000.00	1,023.11	6.68	1.31	8.21	1.61
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.19	1.61
Class 529-C – actual return	1,000.00	1,023.15	6.73	1.32	8.26	1.62
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.24	1.62
Class 529-E – actual return	1,000.00	1,025.70	4.03	.79	5.57	1.09
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.55	1.09
Class 529-F-1 – actual return	1,000.00	1,028.27	1.64	.32	3.17	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.16	.62

College 2018 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,026.78	$2.81	.55%	$4.34	.85%
Class 529-A – assumed 5% return	1,000.00	1,022.43	2.80	.55	4.33	.85
Class 529-B – actual return	1,000.00	1,022.26	6.68	1.31	8.21	1.61
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.19	1.61
Class 529-C – actual return	1,000.00	1,022.29	6.73	1.32	8.26	1.62
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.24	1.62
Class 529-E – actual return	1,000.00	1,025.90	4.03	.79	5.57	1.09
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.55	1.09
Class 529-F-1 – actual return	1,000.00	1,027.65	1.64	.32	3.17	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.16	.62

College 2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,014.88	$2.79	.55%	$4.47	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.43	2.80	.55	4.48	.88
Class 529-B – actual return	1,000.00	1,009.96	6.64	1.31	8.31	1.64
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.67	1.31	8.34	1.64
Class 529-C – actual return	1,000.00	1,010.97	6.69	1.32	8.36	1.65
Class 529-C – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.39	1.65
Class 529-E – actual return	1,000.00	1,012.93	4.01	.79	5.68	1.12
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.70	1.12
Class 529-F-1 – actual return	1,000.00	1,015.84	1.63	.32	3.30	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.31	.65

See page 46 for footnotes.

American Funds College Target Date Series	45

College Enrollment Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2014	10/31/2014	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,010.11	$2.89	.57%	$4.56	.90%
Class 529-A – assumed 5% return	1,000.00	1,022.33	2.91	.57	4.58	.90
Class 529-B – actual return	1,000.00	1,006.09	6.67	1.32	8.34	1.65
Class 529-B – assumed 5% return	1,000.00	1,018.55	6.72	1.32	8.39	1.65
Class 529-C – actual return	1,000.00	1,006.09	6.73	1.33	8.39	1.66
Class 529-C – assumed 5% return	1,000.00	1,018.50	6.77	1.33	8.44	1.66
Class 529-E – actual return	1,000.00	1,008.10	4.05	.80	5.72	1.13
Class 529-E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.75	1.13
Class 529-F-1 – actual return	1,000.00	1,011.10	1.67	.33	3.35	.66
Class 529-F-1 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.36	.66

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designate the following amounts for the year ended October 31, 2014:

	College	College	College	College	College	College	College
	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	2015 Fund	Enrollment Fund
Long-term capital gains	$75,000	$148,000	$216,000	$112,000	$76,000	$102,000	$40,000

46	American Funds College Target Date Series

Board of trustees and other officers

“Independent” trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	None
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Mercury General Corp.
Leonard R. Fuller, 1946	2012	President and CEO, Fuller Consulting (financial management consulting firm)	70	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	72	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 1955	2012	Clinical Professor and Director, Accounting Program, University of Redlands	66	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None
Margaret Spellings, 1957	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	None
Steadman Upham, Ph.D., 1949	2012	President and University Professor, The University of Tulsa	69	None

“Interested” trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Director, The Capital Group Companies, Inc.[6]	15	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 48 for footnotes.

American Funds College Target Date Series	47

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Gregory W. Wendt, 1961 Executive Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
		Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6] Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company;[6]
Director, American Funds Distributors, Inc.;[6]
Director, Capital Strategy Research, Inc.;[6]
		Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Karl C. Grauman, 1968 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

48	American Funds College Target Date Series

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$30,000
2014	$51,000

b) Audit-Related Fees:
2013	None
2014	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$15,000
2014	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	$1,046,000
2014	$1,028,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$36,000
2014	$33,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,471,000 for fiscal year 2013 and $1,417,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2014